Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	December 31,
	2021	2020	2019
Common share purchase warrants	19,558,539	2,786,534	205,562
Preferred shares	96,000	9,355,778	8,443,778
Options and RSUs outstanding	60,675	101,175	23,398